Non-current and current financial debts - Schedule of financial debts (Details) € in Millions, $ in Millions	Jun. 30, 2022 USD ($)	Jun. 30, 2022 EUR (€)	May 31, 2022 USD ($)	Feb. 28, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Total non-current financial debts	$ 3,883				$ 3,966
Total current financial debts	87				114
Total financial debts	3,970				4,080
Facility B
Disclosure of detailed information about borrowings [line items]
Total non-current financial debts	637				796
Facility C
Disclosure of detailed information about borrowings [line items]
Total non-current financial debts	0				395
Local facilities (Japan)
Disclosure of detailed information about borrowings [line items]
Total non-current financial debts	0				47
Total current financial debts	70				84
Total financial debts				$ 62
Series 2026 notes
Disclosure of detailed information about borrowings [line items]
Total non-current financial debts	497				496
Series 2028 notes
Disclosure of detailed information about borrowings [line items]
Total non-current financial debts	517				0
Total financial debts	522	€ 500	$ 537
Series 2029 notes
Disclosure of detailed information about borrowings [line items]
Total non-current financial debts	993				993
Series 2030 notes
Disclosure of detailed information about borrowings [line items]
Total non-current financial debts	745				745
Series 2049 notes
Disclosure of detailed information about borrowings [line items]
Total non-current financial debts	494				494
Revolving facility
Disclosure of detailed information about borrowings [line items]
Total non-current financial debts	0				0
Local facilities, all others
Disclosure of detailed information about borrowings [line items]
Total current financial debts	9				17
Other short-term financial debts
Disclosure of detailed information about borrowings [line items]
Total current financial debts	7				6
Derivatives
Disclosure of detailed information about borrowings [line items]
Total current financial debts	$ 1				$ 7